Marketable securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable securities
Schedule of marketable securities

	Average yield p.a.- %	2017	2016

In local currency
Brazilian Federal provision fund	22 of CDI	1,945	54
Brazilian Federal Government securities
At fair value through profit and loss	99,63 of CDI	1,990,762	170,693
Held to maturity (i)	6	5,716	11,432
Private securities (repurchase agreements)	101,46 of CDI	621,001	1,856,668
Private securities (repurchase agreements) - Escrow account (ii)	102 of CDI	162,254

Marketable securities		2,781,678	2,038,847

Current		2,619,424	2,033,159

Non-Current		162,254	5,688

(i)	The yield of 6% p.a. refers to the agrarian debt bonds.

(ii)

The amount will be held in the escrow account and shall be released upon remaining governmental approvals and the fulfilment, by the Company, of other precedent conditions for the conclusion of the Losango Project.